BANK LOAN (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Line of Credit Facility [Line Items]
Interest expense	$ 1,738	$ 13,536
Secured Debt [Member] | Trusts From V R D R [Member]
Line of Credit Facility [Line Items]
Bank loan		250,000
Interest fixed rate, per annum	5.25%
Interest expense	$ 10,879	$ 13,640